Document And Entity Information (USD $)	12 Months Ended
Oct. 31, 2011
Entity Registrant Name	NORDION INC.
Entity Central Index Key	0001057698
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 455,000,000
Entity Common Stock, Shares Outstanding	62,378,521
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	true
Amendment Description	Nordion Inc. (the "Registrant") is filing this Form 40-F/A to the Registrant's Annual Report on Form 40-F, dated December 13, 2011 (the "Form 40-F"), for the sole purpose of submitting Exhibit 101 to the Form 40-F as required by General Instruction B.(15)(a)(i) of Form 40-F and Rule 405 of Regulation S-T. Exhibit 101 was omitted from the Registrant's timely filed Form 40-F in accordance with the 30-day grace period provided in Preliminary Note 3(a)(2)(ii) to Rule 405 of Regulation S-T.
Document Period End Date	Oct. 31, 2011